Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document type	8-K
Amendment flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	DCT Industrial Trust Inc.
Entity Central Index key	0001170991